Provisions - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Provisions	€ 29.8	€ 36.5	€ 37.4
Provision used	12.2	17.1
Release of provision	4.1	10.3
Restructuring
Disclosure of other provisions [line items]
Provisions	8.3	12.7	4.8
Provision used	10.2	7.7
Release of provision	1.6	6.3
Provisions related to other, non-income taxes
Disclosure of other provisions [line items]
Provisions	7.4	7.6	8.7
Provision used	0.0	0.1
Release of provision	0.2	1.0
Other provision
Disclosure of other provisions [line items]
Provisions	14.1	16.2	€ 23.9
Provision used	2.0	9.3
Release of provision	2.3	3.0
Asset retirement obligation [Member]
Disclosure of other provisions [line items]
Provisions	4.4	6.1
Goodfella's Pizza [Member] | indemnification asset liability with customers
Disclosure of other provisions [line items]
Provisions	0.5	1.1
Italy | Other provision
Disclosure of other provisions [line items]
Provisions	3.0	2.8
Aunt Bessie's [Member] [Member] | Other provision
Disclosure of other provisions [line items]
Provisions	0.3	0.6
Restricted Shares | Provisions related to other, non-income taxes
Disclosure of other provisions [line items]
Provisions	€ 3.2	€ 2.8